Trade accounts receivable	12 Months Ended
Dec. 31, 2018
Trade Accounts Receivable
Trade accounts receivable

The Company’s billing period is generally 30 days; therefore, the amount of the trade accounts receivable corresponds to their fair value. The Company realizes part of its trade accounts receivable through the sale of trade notes to funds and financial institutions that acquire receivables. These operations are not entitled to recourse and the risks and benefits over the receivables are substantially transferred, for which reason the trade notes are written-off at the moment of the sale.

		2018	2017
Customers
Domestic market		1,425,444	1,459,623
Foreign market		1,901,184	2,209,094
Expected credit loss	(i)	(233,625)	(350,025)
Total		3,093,003	3,318,692

Current assets		3,075,218	3,281,196
Non-current assets		17,785	37,496
Total		3,093,003	3,318,692

(i)              As disclosed in Note 2.4, the  IFRS 9 replaced, as from January 1, 2018, the “incurred losses” model of IAS 39 with a prospective model of “expected credit losses,” which requires greater judgment of how the changes in economic factors affect the expected credit losses, which are determined based on the following stages:

Stage 1 – when the securities are still performing at this stage, expected credit losses are calculated based on the actual experience of credit loss (write-off) over the last five years, segregating customers in accordance with their Operating Risk.

Stage 2 – when there is deterioration in the credit risk of the customer since the initial recognition; at this stage, the Company considers as deterioration of credit risk any credits that were renegotiated and that must be collected in court, regardless of their maturity.

Stage 3 – includes financial assets that have objective evidence of impairment; the trigger for evidence of impairment is an unprecedented delay of more than 90 days.

The following table shows the Company’s expected credit loss for each stage:

		Estimated loss percentage	Trade accounts receivable	Allowance for doubtful accounts

Stage 1 (Performing)	Operation risk 1	No risk	1,977,941
	Operation risk 2	No risk	635,549
	Operation risk 3	0.27%	268,156	752
	Operation risk 4	0.63%	199,499	1,218
	Operation risk 5	100%	24	24
			3,081,169	1,994

Stage 2 (Significant Increase in Loss Risk)	1st Renegotiation lower than 24 months	12% or 100%	10,533	1,554
	2nd Renegotiation greater than 24 months	91% or 100%	2,915	2,876
	Legal	100%	172,189	172,189
			185,637	176,619

Stage 3 (No payment performance - Indicative of impairment)
	Between 90 and 180 days	50% or 100%	10,014	5,204
	Above 180 days	100%	49,808	49,808
			59,822	55,012

Total			3,326,628	233,625

The changes in the expected credit loss are presented below:

	2018	2017

Balance of provision at the beginning of the year	(350,025)	(380,559)
Reversal in the year	99,975	18,573
Write-offs	16,425	22,878
Addition through merger of Cetrel		(10,917)
Balance of provision at the end of the year	(233,625)	(350,025)

The breakdown of trade accounts receivable by maturity is as follows:

	2018	2017

Accounts receivables not past due	2,616,104	2,886,546
Past due securities:
Up to 90 days	492,265	567,590
91 to 180 days	10,941	3,673
As of 180 days	207,318	210,908
	3,326,628	3,668,717
Expected credit loss	(233,625)	(350,025)
Total customers portfolio	3,093,003	3,318,692